Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000113876 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1],[2]
C000113876 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.10%	[1],[2]
C000113876 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[1],[2]
C000113876 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[1],[2]
C000113876 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1],[2]
C000113876 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[1],[2]
C000113876 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
C000113876 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[1],[2]
C000113876 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	34.40%	[2]
C000113876 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%	[2]
C000113876 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[2]
C000113876 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[2]
C000113876 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[2]
C000113876 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[2]
C000125661 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[3],[4]
C000125661 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[3],[4]
C000125661 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%	[3],[4]
C000125661 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[3],[4]
C000125661 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	52.10%	[3],[4]
C000125661 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%	[4]
C000125661 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[4]
C000125661 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[4]
C000125661 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[4]
C000125661 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%	[4]
C000125661 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[4]
C000125661 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[4]
C000132817 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[5],[6],[7]
C000132817 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[5],[6],[7]
C000132817 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%	[5],[6],[7]
C000132817 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	41.30%	[5],[6],[7]
C000132817 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[5],[6],[7]
C000132817 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[5],[6],[7]
C000132817 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000132817 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000132817 [Member] | Swaps net cumulative appreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000132817 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(49.30%)
C000132818 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[8],[9],[10]
C000132818 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[8],[9],[10]
C000132818 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[8],[9],[10]
C000132818 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	43.90%	[8],[9],[10]
C000132818 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%	[8],[9],[10]
C000132818 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[8],[9],[10]
C000132818 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[8],[9],[10]
C000132818 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000132818 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000132818 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(43.30%)
C000132818 [Member] | Swaps net cumulative depreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000137261 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[11],[12],[13]
C000137261 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[11],[12],[13]
C000137261 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%	[11],[12],[13]
C000137261 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	41.20%	[11],[12],[13]
C000137261 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[11],[12],[13]
C000137261 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[11],[12],[13]
C000137261 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000137261 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000137261 [Member] | Swaps net cumulative appreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000137261 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(46.90%)
C000139416 [Member] | Energy Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000139416 [Member] | Industrial Metals Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000139416 [Member] | Agriculture Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000139416 [Member] | Livestock Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000139416 [Member] | Gold Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000139416 [Member] | Precious Metals Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000139416 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000139416 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000139416 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000139416 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000139416 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000139416 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000139416 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000189608 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[14],[15],[16]
C000189608 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[14],[15],[16]
C000189608 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%	[14],[15],[16]
C000189608 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	41.30%	[14],[15],[16]
C000189608 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[14],[15],[16]
C000189608 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[14],[15],[16]
C000189608 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000189608 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000189608 [Member] | Swaps net cumulative appreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000189608 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(44.00%)
C000198581 [Member] | Energy Futures [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%	[17]
C000198581 [Member] | Industrial Metals Futures [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[17]
C000198581 [Member] | Agriculture Futures [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[17]
C000198581 [Member] | Livestock Futures [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[17]
C000198581 [Member] | Precious Metals Futures [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%	[17]
C000198581 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000198581 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000198581 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000198581 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000198581 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000198581 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000198581 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209927 [Member] | U S Treasury Bill 4 14 10 02 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[18]
C000209927 [Member] | U S Treasury Bill 4 31 06 10 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[18]
C000209927 [Member] | American Honda Finance Corp 4 62 05 22 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[18]
C000209927 [Member] | National Bank of Canada 4 39 06 12 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[18]
C000209927 [Member] | Philip Morris International Inc 4 35 05 07 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[18]
C000209927 [Member] | Ionic Funding LLC 4 41 05 09 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[18]
C000209927 [Member] | Hyundai Capital America 4 65 05 14 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[18]
C000209927 [Member] | Mainbeach Funding LLC 4 41 05 27 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[18]
C000209927 [Member] | Komatsu Finance America Inc 4 35 06 02 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[18]
C000209927 [Member] | U S Treasury Bill 5 08 06 12 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[18]
C000209927 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000209927 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000209927 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209927 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209927 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000209927 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209927 [Member] | Total Return Commodity Index Swaps [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000236573 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[19],[20],[21]
C000236573 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[19],[20],[21]
C000236573 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[19],[20],[21]
C000236573 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	43.90%	[19],[20],[21]
C000236573 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%	[19],[20],[21]
C000236573 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[19],[20],[21]
C000236573 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[19],[20],[21]
C000236573 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000236573 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000236573 [Member] | Swaps net cumulative appreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236573 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(44.40%)
C000236574 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[22],[23],[24]
C000236574 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	73.40%	[22],[23],[24]
C000236574 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[22],[23],[24]
C000236574 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[22],[23],[24]
C000236574 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[22],[23],[24]
C000236574 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[22],[23],[24]
C000236574 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000236574 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000236574 [Member] | Swaps net cumulative appreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000236574 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(43.80%)
C000236575 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[25],[26],[27]
C000236575 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	73.40%	[25],[26],[27]
C000236575 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[25],[26],[27]
C000236575 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[25],[26],[27]
C000236575 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[25],[26],[27]
C000236575 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[25],[26],[27]
C000236575 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000236575 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000236575 [Member] | Swaps net cumulative appreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000236575 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(35.10%)
C000242839 [Member] | Industrial Metals Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.40%
C000242839 [Member] | Precious Metals Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000242839 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000242839 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000242839 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000242839 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000242839 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000242839 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000242839 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.
[3]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[4]	Excludes money market funds.
[5]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[6]	Excludes money market funds.
[7]	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
[8]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[9]	Excludes money market funds.
[10]	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
[11]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[12]	Excludes money market funds.
[13]	The underlying fund is iShares 10+ Year Investment Grade Corporate Bond ETF.
[14]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[15]	Excludes money market funds.
[16]	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
[17]	Represents the sector allocation of the Bloomberg Roll Select Commodity Total Return Index.
[18]	Excludes money market funds.
[19]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[20]	Excludes money market funds.
[21]	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
[22]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[23]	Excludes money market funds.
[24]	The underlying fund is iShares Core U.S. Aggregate Bond ETF.
[25]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[26]	Excludes money market funds.
[27]	The underlying fund is iShares Core U.S. Aggregate Bond ETF.